Related Parties Transactions - Schedules of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Compensation expenses (including share based compensation)	$ 1,499	$ 1,892